Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves, And Other Equity Interest [Abstract]
Share Capital	Note 16 - Share Capital
(Amounts in thousands, except share, per share and per unit data)
The Company has one class of common shares which carry the right to one vote at annual general meetings of the Group. As of December 31, 2024, the Company had unlimited shares authorized and all shares in issue were fully paid.
Share capital represents the nominal (par) value of shares (£0.20) that have been issued. Share premium includes any premiums received on issue of share capital above par. Any transaction costs associated with the issuance of shares are deducted from share premium, net of any related income tax benefits. The components of share capital include:
Issuance of Share Capital
In October 2024, the Company issued 2,342,445 new ordinary shares direct to the Seller to fund a portion of the of the East Texas II transaction. The total value of the stock consideration was $27,453 based on the Company’s NYSE stock price on the closing date of the East Texas II transaction.
In August 2024, the Company issued 2,249,650 new ordinary shares direct to Crescent Pass to fund a portion of the Crescent Pass transaction. The total value of the stock consideration was $28,413 based on the Company’s NYSE stock price on the closing date of the Crescent Pass transaction.
In February 2023, the Company placed 6,422,200 new ordinary shares at $25.34 per share (£21.00) to raise gross proceeds of $162,757 (approximately
£134,866). Associated costs of the placing were $5,969. The Group used the proceeds to fund the Tanos II transaction.
In 2022, there were no issuances of share capital for purposes other than share-based compensation awards issued at par which were insignificant for the period.
For detailed information regarding the acquisitions mentioned above, refer to Note 5.
Treasury Shares
The Group’s holdings in its own equity instruments are classified as treasury shares. The consideration paid, along with any directly attributable incremental costs, is deducted from the Group’s stockholders’ equity until the shares are either cancelled or reissued. No gain or loss is recognized in the
Consolidated Statement of Comprehensive Income upon the purchase, sale, issuance, or cancellation of treasury shares.
Employee Benefit Trust (“EBT”)
In March 2022, the Group established the EBT to benefit its employees. The Group provides funding to the EBT to facilitate the acquisition of shares.
These shares are held in the EBT to fulfill awards and grants under the Group’s 2017 Equity Incentive Plan and the Employee Share Purchase Plan (the
“ESPP”). Shares held in the EBT are treated in the same manner as treasury shares and are thus included in the Consolidated Financial Statements as treasury shares.
During the year ended December 31, 2024, the EBT purchased 418,151 shares at an average price of $12.51 per share (approximately £9.72) for a total consideration of $5,229 (approximately £4,065). Additionally, the EBT issued 139,317 shares during the year ended December 31, 2024 to settle vested share-based awards and ESPP purchases. During the year ended December 31, 2023, the EBT did not purchase any shares. However, during the year ended December 31, 2023, the EBT issued 334,251 to settle vested share-based awards and ESPP purchases. As of December 31, 2024, the EBT held a total of 646,098 shares. For further details related to share-based compensation, refer to Note 17 .
Repurchase of Shares
During the year ended December 31, 2024, the Group repurchased 1,219,879 treasury shares at an average price of $13.03 per share, amounting to a total of $15,901 and representing 2% of issued share capital as of December 31, 2024. During the year ended December 31, 2023, the Group repurchased 646,762 treasury shares at an average price of $17.08 per share, amounting to a total of $11,048 and representing 1% of issued share capital as of December 31, 2023.
The Group has recorded the repurchase of these shares as a reduction in the treasury reserve. All repurchased treasury shares were cancelled upon repurchase. As of December 31, 2024 and 2023, the par value of the cancelled shares amounting to $320 and $161, respectively, was retired into the capital redemption reserve, which is included within share-based payments and other reserves in the Consolidated Statement of Financial PositionSettlement of Warrants
In July 2022, the Group entered into an agreement to cancel 6,581 warrants (the "Warrants") held by certain former Mirabaud Securities Limited
("Mirabaud") employees for an aggregate principal amount of approximately $56 (approximately £46). The former employees surrendered the Warrants to the Group for cancellation. Concurrently, the Group entered into an agreement to exercise 11,176 Warrants held by certain former Mirabaud employees for an aggregate principal amount of approximately $201 (approximately £166). The former employees surrendered the Warrants to the
Group for cancellation in exchange for an equivalent number of shares of common stock. Following this purchase and exercise, no warrants remain outstanding.
In February 2022, the Group entered into an agreement to cancel 23,855 Warrants held by certain former Mirabaud Securities Limited ("Mirabaud")
employees for an aggregate principal amount of approximately $265 (approximately £196). The former employees surrendered the Warrants to the
Group for cancellation. Concurrently, the Group entered into an agreement to exercise 14,519 Warrants held by certain former Mirabaud employees for an aggregate principal amount of approximately $251 (approximately £187). The former employees surrendered the Warrants to the Group for cancellation in exchange for an equivalent number of shares of common stock. Following this purchase and exercise, 17,757 warrants remained outstanding.
The following tables summarize the Group's share capital, net of customary transaction costs, for the periods presented:

	Number of Shares	Total Share Capital	Total Share Premium
Balance as of December 31, 2021	42,482,733	$11,571	$1,052,959
Issuance of share capital (settlement of warrants)	25,695	5	—
Issuance of share capital (equity compensation)	39,629	7	—
Issuance of EBT shares (equity compensation)	87,998	—	—
Repurchase of shares (EBT)	(789,513)	—	—
Repurchase of shares (share buyback program)	(399,769)	(80)	—
Balance as of December 31, 2022	41,446,773	$11,503	$1,052,959
Issuance of share capital (equity placement)	6,422,200	1,555	155,233
Issuance of EBT shares (equity compensation)	334,251	—	—
Repurchase of shares (share buyback program)	(646,762)	(161)	—
Balance as of December 31, 2023	47,556,462	$12,897	$1,208,192
Issuance of share capital (acquisition consideration)	4,592,095	1,185	54,519
Issuance of EBT shares (equity compensation)	139,317	—	—
Repurchase of shares (EBT)	(418,151)	—	—
Repurchase of shares (share buyback program)	(1,219,879)	(320)	—
Balance as of December 31, 2024	50,649,844	13,762	1,262,711
Subsequent Events
On March 14, 2025, the Group announced the completion of its previously announced acquisition of Maverick. The transaction was funded in part through the issuance of 21,194,213 new ordinary shares direct to the unitholders of Maverick. Refer to Note 5 for additional information regarding acquisitions.
In February 2025, the Company issued 8,500,000 new ordinary shares at $14.50 per share to raise gross proceeds of $123,250. In addition, the
Company has granted the underwriters a 30-day option to purchase up to an additional 850,000 ordinary shares at the public offering price, less underwriting discount. The Group used the net proceeds to repay a portion of the debt incurred in connection with the Maverick acquisition.